November 5, 2013

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Variable Contracts Funds, Inc. (the "Fund") File Nos. 02-35570, 811-01944

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for the Class 1 shares of the LargeCap S&P 500 Managed Volatility Index Account and the Class 2 shares of the Diversified Balanced Managed Volatility and Diversified Growth Managed Volatility Accounts and the form of Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#87) was filed electronically with the Securities and Exchange Commission on October 31, 2013 (Accession # 0000012601-13-000180).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Variable Contracts Funds, Inc.